TRADE ACCOUNTS RECEIVABLE AND BILLS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
TRADE ACCOUNTS RECEIVABLE AND BILLS RECEIVABLE [abstract]
Schedule of Trade accounts receivable and bills receivable

	December 31,
	2017	2018
	RMB	RMB

Amounts due from third parties	56,203	50,108
Amounts due from Sinopec Group Company and fellow subsidiaries	7,941	3,170
Amounts due from associates and joint ventures	4,962	4,321
	69,106	57,599
Less: Impairment losses for bad and doubtful debts	(612)	(606)
Trade accounts receivable, net	68,494	56,993
Bills receivable	16,207	7,886
	84,701	64,879

Schedule of ageing analysis of trade accounts and bills receivables

	December 31,
	2017	2018
	RMB	RMB

Within one year	83,984	64,317
Between one and two years	573	353
Between two and three years	43	124
Over three years	101	85
	84,701	64,879

Schedule of impairment losses for bad and doubtful debts

	2016	2017	2018
	RMB	RMB	RMB

Balance as of January 1	525	683	612
Provision for the year	238	49	83
Written back for the year	(8)	(100)	(77)
Written off for the year	(72)	(21)	(19)
Others	—	1	7
Balance as of December 31	683	612	606